Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable interest entities
Schedule of financial positions and operation results of the VIEs

	As of December 31
	2021	2022
	RMB	RMB
Cash and cash equivalents	18,499,058	5,558,835
Restricted cash	108,223	739,355
Short‑term investments	764,343	2,911,180
Accounts and notes receivable, net	1,622,379	1,353,038
Loans receivable, net	1,426,244	2,073,477
Amounts due from the Company and its subsidiaries	20,730,377	29,306,180
Investment securities and other investments	4,708,537	2,215,533
Long-term investments, net	3,064,399	3,225,203
Property and equipment, net	349,510	273,753
Intangible assets, net	514,838	462,485
Other assets, net	1,329,105	1,275,757
Total assets	53,117,013	49,394,796
Short‑term borrowings	824,964	199,807
Accounts and notes payable	3,706,079	2,672,716
Amounts due to the Company and its subsidiaries	58,675,506	63,721,620
Operating lease liabilities	238,261	274,150
Other liabilities	6,094,576	4,735,651
Total liabilities	69,539,386	71,603,944
Shareholders’ deficit of VIEs	(16,422,373)	(22,209,148)
Total liabilities and shareholders’ deficit of VIEs	53,117,013	49,394,796

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Inter-company revenues	1,067,752	1,708,159	1,495,026
Third-party revenues	136,817,570	166,603,236	130,742,593
Total revenues	137,885,322	168,311,395	132,237,619
Inter-company costs and expenses	(12,895,784)	(15,320,699)	(16,377,269)
Third-party costs and expenses	(127,117,980)	(158,286,885)	(116,770,993)
Total costs and expenses	(140,013,764)	(173,607,584)	(133,148,262)
Loss from operations	(2,128,442)	(5,296,189)	(910,643)
Income (loss) from non-operations	1,652,386	(358,813)	698,053
Loss before income tax expenses	(476,056)	(5,655,002)	(212,590)
Income tax expenses	(66,808)	(302,047)	(84,799)
Net loss	(542,864)	(5,957,049)	(297,389)
Net loss attributable to DiDi Global Inc.	(542,864)	(5,957,049)	(297,389)

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in inter-company transactions	(13,313,253)	(1,212,002)	(7,569,411)
Net cash provided by operating activities with external parties	13,972,703	2,843,996	12,197,839
Net cash provided by operating activities	659,450	1,631,994	4,628,428
Net cash provided by investing activities with subsidiaries	2,785,392	—	—
Net cash provided by (used in) investing activities with external parties	(3,627,564)	2,688,546	(438,285)
Net cash provided by (used in) investing activities	(842,172)	2,688,546	(438,285)
Inter-company loans financing from subsidiaries	1,003,320	10,921,871	1,950,000
Inter-company loans repayments to subsidiaries	(1,000,000)	(3,000,000)	(17,812,066)
Net cash provided by (used in) financing activities with external parties	4,034,180	(3,416,265)	(637,168)
Net cash provided by (used in) financing activities	4,037,500	4,505,606	(16,499,234)